Assets held for sale and liabilities directly associated with assets held for sale	12 Months Ended
Dec. 31, 2025
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale and liabilities directly associated with assets held for sale

25 Assets held for sale and liabilities directly associated with assets held for sale

As of December 31, 2025, assets held for sale of €8,005 million (€420 million at 31 December, 2024) and directly associated liabilities of €2,026 million (€195 million at 31 December, 2024) mainly concerned oil&gas assets in Indonesia, United Arab Emirates, Congo and Ivory Coast, which book value was aligned to the expected fair value, amounting to €6,924 million and €1,182 million, respectively. More information is provided in note 12 – Property, plant and equipment. The company Plenitude Production France SAS, acquired in December 2025 and comprising assets and liabilities of €1,078 million and €844 million respectively, falls within the category of subsidiaries acquired exclusively for the purpose of sale.

During 2025, assets reclassified as held for sale in the 2024 relating to some oil&gas assets in Congo.